Corporate and Group information (Details) $ / shares in Units, $ in Thousands, T in Millions			1 Months Ended				6 Months Ended
	Aug. 08, 2025 USD ($)	Jul. 18, 2025 USD ($) T $ / shares	May 31, 2025 USD ($)	Mar. 31, 2024	Jan. 31, 2024 USD ($)	Jan. 31, 2021	Jun. 30, 2026 USD ($) patent application country	Mar. 10, 2026 km	Dec. 31, 2025 application country patent	Aug. 29, 2025 USD ($)
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Number of kilometers that project lies | km								200
Number of patents held | patent							285		181
Number of applications in progress | application							32		80
Number of countries | country							93		93
Number of patents | patent							6
Percentage of NCI (%)						16.00%
Kabanga Nickel Limited
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Percentage of Ownership (%)		100.00%
Total consideration amount		$ 10,000
Aggregate funding		$ 250,000
Reference share price (in dollars per share) | $ / shares		$ 4.16
Reference amount		$ 28,000
Maximum amount of payment for contingent consideration arrangements		83,000
Maximum payment amount, resettlement action plan triggering event		$ 75,000
Number of tonnes per annum | T		3.4
Kabanga Nickel Limited | Senior Secured Bridge Loan Facility Warrants
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Borrowing capacity	$ 60,000						$ 18,300			$ 60,000
Option to extend term	6 months
Amount received from first tranche for finance fund							$ 41,700
Kabanga Nickel Limited | First Deferred Cash Payment
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Period payable for fixed cash payment		30 days
Period minimum to receive deferred cash payment		12 months
Kabanga Nickel Limited | Second Deferred Cash Payment
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Period payable for fixed cash payment		30 days
Period minimum to receive deferred cash payment		12 months
Kabanga Nickel Limited | BHP
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Interest held		17.00%
Kabanga Nickel Limited | Tembo Nickel Corporation Limited (TNCL)
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Percentage of Ownership (%)							84.00%
Government Of Tanzania | Tembo Nickel Corporation Limited (TNCL)
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Percentage of NCI (%)				16.00%			16.00%
Glencore | Lifezone Recycling US, LLC
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Percentage of NCI (%)							5.44%
Kabanga Nickel Limited
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Investment amount							$ 455,000
Musongati Nickel Project
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Agreement grants exclusivity period								14 months
Lifezone And Glencore | Lifezone Recycling US, LLC
Disclosure of detailed information about financial instruments [line items]
Amount funded to entity			$ 2,000		$ 1,500